Mineral interests - (Details) - USD ($)				6 Months Ended	12 Months Ended
	Jun. 26, 2025	Mar. 19, 2025	Feb. 27, 2025	Jun. 30, 2025	Dec. 31, 2024
Mineral interests
As at beginning				$ 1,646,634,000
As at ending				1,676,124,000	$ 1,646,634,000
Depletable mineral interest				1,003,000,000	1,035,000,000
Non-depletable mineral interest				673,000,000	599,000,000
Cost
Mineral interests
As at beginning				2,251,272,000	2,193,414,000
Additions				69,311,000	58,224,000
Disposals					(366,000)
As at ending				2,320,583,000	2,251,272,000
Accumulated depletion and impairments
Mineral interests
As at beginning				(604,638,000)	(420,361,000)
Depletion				(39,821,000)	(77,231,000)
Impairment charges					(107,046,000)
As at ending				(644,459,000)	(604,638,000)
Mineral interests
Mineral interests
Additions				0
Disposals				0
Impairment charges				0	0
Non-depletable mineral interest				300,000,000	300,000,000
Mineral Streams
Mineral interests
As at beginning				916,760,000
As at ending				924,451,000	916,760,000
Mineral Streams | Cost
Mineral interests
As at beginning				1,404,393,000	1,357,954,000
Additions				35,136,000	46,439,000
As at ending				1,439,529,000	1,404,393,000
Mineral Streams | Accumulated depletion and impairments
Mineral interests
As at beginning				(487,633,000)	(337,290,000)
Depletion				(27,445,000)	(47,735,000)
Impairment charges					(102,608,000)
As at ending				(515,078,000)	(487,633,000)
Royalties
Mineral interests
As at beginning				729,874,000
As at ending				751,673,000	729,874,000
Royalties | Cost
Mineral interests
As at beginning				846,879,000	835,460,000
Additions				34,175,000	11,785,000
Disposals					(366,000)
As at ending				881,054,000	846,879,000
Royalties | Accumulated depletion and impairments
Mineral interests
As at beginning				(117,005,000)	(83,071,000)
Depletion				(12,376,000)	(29,496,000)
Impairment charges					(4,438,000)
As at ending				(129,381,000)	(117,005,000)
Impairment amount					4,400,000
Sierra Sun Streams
Mineral interests
Cash consideration to acquire gold and silver stream			$ 35,000,000	35,100,000
Nevada Copper | Accumulated depletion and impairments
Mineral interests
Impairment amount					83,900,000
Moss | Accumulated depletion and impairments
Mineral interests
Impairment amount					18,700,000
Prieska
Mineral interests
Consideration to acquire royalty					3,400,000
Tres Quebradas lithium project
Mineral interests
Consideration to acquire royalty		$ 28,000,000		28,700,000
Johnson Camp Mine Royalty
Mineral interests
Consideration to acquire royalty	$ 4,000,000			$ 4,000,000
Royalty rate				1.50%
Agbaou
Mineral interests
Cash consideration to acquire gold and silver stream					19,900,000
Bonikro
Mineral interests
Cash consideration to acquire gold and silver stream					26,500,000
Tamarack Nickel Project
Mineral interests
Consideration to acquire royalty					$ 8,000,000